Derivatives - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 17, 2014 $ / €	Jun. 10, 2013 USD ($)	May. 30, 2013 USD ($)
Derivative [Line Items]
Interest rate swap notional amounts				€ 3.8		$ 400,000,000	$ 712,500,000.0
Fixed interest rate swap rates						1.66%	1.56%
Amount reclassified from AOCI to PPE	$ (1,164,000)	$ 0	$ 0
Derivative instruments estimated amount of net losses that would be reclassified to earnings during the next twelve months	(6,700,000)
Interest Expense
Derivative [Line Items]
Loss Reclassified from Accumulated OCI into Income	9,600,000	7,000,000	47,100,000
Depreciation Expense
Derivative [Line Items]
Loss Reclassified from Accumulated OCI into Income	$ 800,000	$ 800,000	$ 600,000
Minimum
Derivative [Line Items]
Forward exchange rate | $ / €					1.25
Maximum
Derivative [Line Items]
Interest rate swap, variable rate							1.00%
Forward exchange rate | $ / €					1.27